SUMMARY OF DERIVATIVE LIABILITIES (Details)	3 Months Ended	6 Months Ended
	Oct. 31, 2021 USD ($)	Oct. 31, 2021 USD ($)
Offsetting Assets [Line Items]
Note derivative balance	$ 14,870,050	$ 14,870,050
Note derivative gain	4,803,569	9,130,913
Convertible Notes Payable [Member]
Offsetting Assets [Line Items]
Note derivative balance	795,482	795,482
Note derivative gain	441,178	434,369
Notes Payable [Member]
Offsetting Assets [Line Items]
Note derivative balance
Note derivative gain	1,788,123	6,014,245
Conversion Notes Payable Related Party [Member]
Offsetting Assets [Line Items]
Note derivative balance
Note derivative gain	2,759,718	2,867,749
Convertible Notes [Member]
Offsetting Assets [Line Items]
Note derivative balance	14,074,568	14,074,568
Note derivative gain	$ (185,450)	$ (185,450)